Share Capital	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Share Capital
5.	SHARE CAPITAL

a)	Authorized:	unlimited number of common shares, no par

	Issued:	21,675,849 (December 31, 2017: 12,686,723)

Exercise prices of units, warrants and options are presented in Canadian currency as they are exercisable in Canadian dollars unless otherwise noted.

On June 19, 2018 a share consolidation of 1:30 was completed and the Company’s outstanding common shares were adjusted from 419,888,250 to 13,996,275. All references to the common shares, warrants and stock options, prior to June 20, 2018, have been updated in the notes to reflect the 1:30 reverse stock split.

On August 10, 2018 Titan Completed an offering of securities made pursuant to an agency agreement dated August 7, 2018 between the Company and Bloom Burton Securities Inc. (the “Agent”). The Company sold 7,679,574 Units under the Offering at a price of US $2.50 per Unit for gross proceeds of approximately $19,198,935 ($17,464,711 net of closing cost including cash commission of $1,343,925). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of US $3.20 and expiring August 10, 2023. The warrants were valued at $6,297,251 based on the value determined by the Black-Scholes model and the balance of $12,901,684 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 537,570 Common Shares at a price of USD $2.50 per share prior to expiry on August 10, 2020.

On April 10, 2018 Titan completed an offering of securities made pursuant to an agency agreement dated April 3, 2018 between the Company and Bloom Burton Securities Inc. The Company sold 1,126,664 Units under the Offering at a price of CDN $9.00 per Unit for gross proceeds of approximately $8,035,941 ($7,211,320 net of closing costs including cash commission of $562,516). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $10.50 and expiring April 10, 2023. The warrants were valued at $4,553,700 based on the value determined by the Black-Scholes model and the balance of $3,482,241 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 78,867 Common Shares at a price of CDN $9.00 per share prior to expiry on April 10, 2020.

On May 10, 2018 Titan announced the completion of the over-allotment option granted to Bloom Burton Securities Inc. as agent for its offering at a price of CDN $9.00 per Unit completed on April 10, 2018 was exercised and the Company sold an additional 168,888 Units at the offering price for additional gross proceeds of $1,189,856 ($1,100,238 net of closing costs including cash commission of $76,988). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $10.50 and expiring April 10, 2023. The warrants were valued at $658,387 based on the value determined by the Black-Scholes model and the balance of $531,469 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 10,928 Common Shares at a price of CDN $9.00 per share prior to expiry on April 10, 2020.

During the year ended December 31, 2017, 1,755,141 warrants had been exercised for total proceeds of $9,438,577. The fair value of the exercised warrants had a value of $7,953,581 which was reclassed from warrant liability to common stock.

On December 5, 2017 Titan completed an offering of securities made pursuant to an agency agreement dated November 30, 2017 between the Company and Bloom Burton Securities Inc. The Company sold 1,533,333 Units under the Offering at a price of CDN $15.00 per Unit for gross proceeds of approximately $18,137,800 ($16,555,875 net of closing costs including cash commission of $1,246,185 paid in accordance with the terms of the agency agreement). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $18.00 and expiring December 5, 2022. The warrants were valued at $5,223,686 based on the value determined by the Black-Scholes model and the balance of $12,914,114 was allocated to common shares.

Pursuant to the agency agreement in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 105,350 Common Shares at a price of CDN $15.00 per share prior to expiry on December 5, 2019.

On October 31, 2017 Titan completed the final closing of a private placement led by a group of U.S. robotic surgeons. 446,197 common shares of Titan were issued at a subscription price of CDN $7.50 per Common Share for gross proceeds of $2,677,326.

On June 29, 2017 Titan completed an offering of securities made pursuant to an agency agreement dated June 26, 2017 between the Company and Bloom Burton Securities Inc. The Company sold 1,612,955 Units under the Offering at a price of CDN $4.50 per Unit for gross proceeds of approximately $5,576,357 ($4,838,002 net of closing costs including cash commission of $382,689 paid in accordance with the terms of the agency agreement). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $6.00 and expiring June 29, 2022. The warrants were valued at $2,788,274 based on the value determined by the Black-Scholes model and the balance of $2,788,083 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 109,533 Common Shares at a price of CDN $4.50 per share prior to expiry on June 29, 2019.

On July 21, 2017 Titan completed a second closing of an offering of securities made pursuant to an agency agreement dated June 26, 2017 between the Company and Bloom Burton Securities Inc. The Company sold an additional 370,567 Units under the Offering at a price of CDN $4.50 per Unit for gross proceeds of approximately $1,328,871 ($1,200,788 net of closing costs including cash commission of $93,021 paid in accordance with the terms of the agency agreement). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $6.00 and expiring June 29, 2022. The warrants were valued at $575,844 based on the value determined by the Black-Scholes model and the balance of $753,027 was allocated to common shares.

Pursuant to the agency agreement in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 25,940 Common Share at a price of CDN $4.50 per share prior to expiry on June 29, 2019.

On March 16, 2017 Titan completed an offering of securities made pursuant to an agency agreement dated March 10, 2017 between the Company and Bloom Burton Securities Inc. The Company sold 715,573 Units under the Offering at a price of CDN $10.50 per Unit for gross proceeds of approximately $5,642,537 ($5,039,817 net of closing costs including cash commission of $394,316 paid in accordance with the terms of the agency agreement). Each Unit consisted of one Common Share of the Company and (i)one-half of one Common Share purchase warrant, each whole warrant entitling the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $12.00 and expiring March 16, 2019, and (ii)one-half of one Common Share purchase warrant, each whole warrant entitling the holder thereof to acquire on Common Share of the Company at an exercise price of CDN $15.00 and expiring March 16, 2021. The warrants were valued at $1,297,810 based on the value determined by the Black-Scholes model and the balance of $4,344,727 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 50,005 Common Shares at a price of CDN $10.50 per share prior to expiry on March 16, 2019.

On November 23, 2015 Titan closed a private placement of 143,009 Common Shares to Longtai Medical Inc. at a subscription price of CDN $36.90 per common share for gross proceeds of $4,000,000. Under the Agreement, Titan granted to Longtai exclusive rights to negotiate an exclusive marketing, sales and distribution agreement for Titan’s SPORT Surgical System in the Asia Pacific region. Longtai paid to Titan $2,000,000 as a deposit toward the Distributorship Agreement.

As the parties were not able to reach consensus as to the Distribution Agreement by the agreed upon date, the deposit became due for repayment to Longtai. On August 24, 2017 Titan completed a subscription agreement with Longtai for the equity conversion of Longtai’s $2.0 million deposit. Under the terms of the subscription agreement dated July 31, 2017, Titan issued to Longtai 563,067 Units at an assigned issue price of CDN $4.50 per Unit. Each Unit consists of one Common Share and one Common Share purchase warrant, with each warrant exercisable for one Common Share at an exercise price of CDN $6.00 per warrant and will expire August 24, 2022. The warrants were valued at $822,372 based on the value determined by the Black-Scholes model.

The common shares were valued at $1,887,411 based on the market value on August 24, 2017 of CDN $4.20. The warrant and the common share were valued at fair value in accordance with International Financial Reporting Interpretations Committee Interpretation #19-Extinguishing Financial Liabilities (“IFRIC 19”). A loss of $709,782 was incurred on extinguishment which is included in the Gain (Loss) on change in value of warrant liability in the statement of net and comprehensive loss.

b)	Warrants, Stock Options and Compensation Options

Titan has reserved and set aside up to 10% of the issued and outstanding shares of Titan for granting of options to employees, officers, consultants and advisors. At December 31, 2018, 1,241,803 common shares (December 31, 2017: 677,063) were available for issue in accordance with the Company’s stock option plan. The terms of these options are determined by the Board of Directors. A summary of the status of the Company’s outstanding stock options as of December 31, 2018 and December 31, 2017 and changes during the periods ended on those dates is presented in the following table:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Number of Stock Options	Weighted-average Exercise Price (CDN)	Number of Stock Options	Weighted-average Exercise Price (CDN)
Balance Beginning	591,609	$21.30	240,075	$33.00
Granted	372,866	$11.97	394,830	$15.60
Expired/Forfeited	(38,693)	$24.90	(43,296)	$34.80

Balance Ending	925,782	$17.32	591,609	$21.30

The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at December 31, 2018 are as follows:

Options Outstanding
Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$2.09	50,349	3.00	50,349
$3.28	31,498	6.67	31,498
$4.50	18,935	4.54	18,935
$4.80	3,040	1.71	3,040
$7.49	5,590	6.52	5,590
$9.00	11,481	6.52	11,481
$9.60	1,105	1.77	1,105
$11.70	6,667	1.93	6,667
$12.00	1,948	1.93	1,948
$12.90	50,000	5.30	12,500
$14.40	18,950	5.86	4,737
$15.00	16,667	5.11	4,167
$15.00	273,948	6.06	—
$17.10	277,519	5.05	69,380
$30.00	105,719	2.65	81,462
$30.60	6,120	1.98	6,120
$32.40	18,810	2.08	18,810
$41.70	658	0.96	658
$45.30	560	1.61	560
$51.60	15,371	1.44	15,371
$58.20	10,847	0.39	10,847

	925,782	4.82	355,225

The weighted average exercise price of options outstanding is CDN $17.32 and CDN $18.84 for options that are exercisable. Since the December 18, 2018 options issued to consultants have an exercise price of USD $1.55, they have been converted at the December 18, 2018 close rate of 1.3461 or CDN $2.09.

Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares.

Grant date/Person entitled	Number of Options	Vesting Conditions	Contractual life of Options
January 17, 2017, option grants to Employees	277,519	Vest as to 1⁄4 of the total number of Options granted, every year from Option Date	7 years

February 7, 2017 option grants to Employees	16,667	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years

April 17, 2017, option grants to Employees	50,000	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years

September 7, 2017, options granted to Consultants	6,667	Half vest in 3 months and the remaining half in 6 months	3 years

September 7, 2017, options granted to Directors	12,269	immediately	7 years

September 15,2017, options granted to Consultants	3,040	immediately	3 years

October 6, 2017, options granted to Consultants	1,105	immediately	3 years

November 8, 2017 option grants to Employees	18,950	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years

December 4, 2017, options granted to Consultants	1,948	immediately	3 years

December 4, 2017, options granted to Consultants	6,667	Half vest immediately and the remaining half in 12 months	3 years

January 19, 2018 option grants to Employees	273,948	Options will vest the earlier of commercialization or 3 years from grant date	7 years

July 6, 2018, options granted to Directors	17,071	immediately	7 years

August 29, 2018, options granted to Directors	31,498	immediately	7 years

December 18, 2018, options granted to Consultants	50,349	immediately	3 years

Inputs for Measurement of Grant Date Fair Values

The grant date fair value of all share-based payment plans was measured based on the Black-Scholes formula. Expected volatility was estimated by considering historic average share price volatility. The inputs used in the measurement of fair values at grant date of the share-based option plan are as follows:

	2018	2017
Fair Value at grant date (CDN)	$5.99	$8.70
Share price at grant date (CDN)	$10.79	$14.75
Exercise price (CDN)	$11.97	$15.52
Expected Volatility	90.12%	83.20%
Option Life	3 years	3-4 years
Expected dividends	nil	nil
Risk-free interest rate	1.90%	1.06%
(based on government bonds)

The following is a summary of outstanding warrants included in Shareholder’s Equity as at December 31, 2018 and December 31, 2017 and changes during the periods then ended.

	December 31, 2018		December 31, 2017
	Number of Warrants	Amount	Number of Warrants	Amount
Opening Balance	175,357	$741,917	188,381	$855,800
Expired during the year
Exercise Price CDN $1.25
Expiry March 18, 2018	(175,357)	(741,917)	—	—
Expired during the year
Exercise Price CDN $1.77
Expiry March 14, 2017	—	—	(13,024)	(113,883)

Ending Balance	—	$—	175,357	$741,917